Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Breakdown of expenses by nature
Research and development	[1]	$ 28,793,385	$ 25,337,538	$ 12,020,714
Employee benefits expenses		6,527,725	4,966,304	3,856,038
Amortisation of Intellectual property		1,821,865	1,814,199	1,866,067
Employee share-based payment expenses		2,001,572	1,486,841	1,702,159
Intellectual property management		974,025	814,133	759,041
Auditor's remuneration		866,712	561,485	289,202
Depreciation		239,954	249,276	204,049
Other administrative expenses		3,711,789	3,321,923	2,821,615
Total Research & Development and Corporate & administrative expenses		$ 44,937,027	$ 38,551,699	$ 23,518,885

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.